Transamerica Large Core

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 1.7%
Boeing Co. (A)	324	$ 51,617
General Dynamics Corp.	3,571	809,439
L3 Harris Technologies, Inc.	1,576	378,193
Lockheed Martin Corp.	3,088	1,277,844
Raytheon Technologies Corp.	216	20,133
Textron, Inc.	4,560	299,318
TransDigm Group, Inc. (A)	348	216,574

		3,053,118

Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	2,484	263,925
United Parcel Service, Inc., Class B	7,456	1,453,099

		1,717,024

Airlines - 0.1%
Southwest Airlines Co. (A)	4,447	169,520

Automobiles - 2.3%
Ford Motor Co.	17,157	252,037
General Motors Co. (A)	6,858	248,671
Tesla, Inc. (A)	3,978	3,546,188

		4,046,896

Banks - 3.1%
Bank of America Corp.	17,812	602,224
Citigroup, Inc.	7,264	377,002
Citizens Financial Group, Inc.	3,102	117,783
Fifth Third Bancorp	9,695	330,793
First Republic Bank	1,482	241,136
Huntington Bancshares, Inc.	18,563	246,702
JPMorgan Chase & Co.	10,218	1,178,749
PNC Financial Services Group, Inc.	3,453	572,991
SVB Financial Group (A)	1,113	449,151
US Bancorp	28,666	1,353,035

		5,469,566

Beverages - 0.8%
Brown-Forman Corp., Class B	3,486	258,731
Coca-Cola Co.	11,246	721,656
PepsiCo, Inc.	2,592	453,496

		1,433,883

Biotechnology - 1.9%
AbbVie, Inc.	8,656	1,242,223
Amgen, Inc.	3,898	964,638
Moderna, Inc. (A)	1,080	177,217
Regeneron Pharmaceuticals, Inc. (A)	1,236	718,969
Vertex Pharmaceuticals, Inc. (A)	1,057	296,393

		3,399,440

Building Products - 0.1%
Masco Corp.	1,537	85,119

Capital Markets - 1.9%
Ameriprise Financial, Inc.	3,527	952,008
Charles Schwab Corp.	15,205	1,049,905
FactSet Research Systems, Inc.	698	299,917

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Raymond James Financial, Inc.	7,788	$ 766,884
T. Rowe Price Group, Inc.	2,100	259,287

		3,328,001

Chemicals - 1.0%
Celanese Corp.	1,979	232,552
CF Industries Holdings, Inc.	2,654	253,431
Dow, Inc.	17,481	930,164
LyondellBasell Industries NV, Class A	2,895	258,002
Mosaic Co.	2,427	127,806

		1,801,955

Commercial Services & Supplies - 0.2%
Copart, Inc. (A)	2,149	275,287
Waste Management, Inc.	580	95,445

		370,732

Communications Equipment - 0.8%
Arista Networks, Inc. (A)	2,181	254,370
Cisco Systems, Inc.	22,504	1,021,007
F5, Inc. (A)	467	78,157

		1,353,534

Consumer Finance - 1.1%
American Express Co.	6,115	941,832
Capital One Financial Corp.	3,768	413,840
Discover Financial Services	4,913	496,213
Synchrony Financial	1,483	49,651

		1,901,536

Containers & Packaging - 0.5%
Amcor PLC	1,735	22,468
Avery Dennison Corp.	744	141,702
Ball Corp.	3,238	237,734
Packaging Corp. of America	2,525	355,041
Sealed Air Corp.	1,876	114,661

		871,606

Distributors - 0.1%
LKQ Corp.	4,732	259,503

Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B (A)	10,220	3,072,132

Diversified Telecommunication Services - 0.7%
Lumen Technologies, Inc.	10,894	118,636
Verizon Communications, Inc.	22,302	1,030,129

		1,148,765

Electric Utilities - 1.0%
Constellation Energy Corp.	9,450	624,645
Edison International	7,642	517,898
Entergy Corp.	3,760	432,889
NRG Energy, Inc.	4,305	162,514

		1,737,946

Electrical Equipment - 0.3%
Emerson Electric Co.	5,060	455,754

Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.	5,293	194,571
Keysight Technologies, Inc. (A)	1,315	213,819
TE Connectivity Ltd.	2,707	362,007

		770,397

Transamerica Funds	Page 1

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.0% (B)
Halliburton Co.	56	$ 1,641

Entertainment - 1.0%
Electronic Arts, Inc.	1,297	170,205
Live Nation Entertainment, Inc. (A)	3,141	295,223
Netflix, Inc. (A)	2,195	493,656
Walt Disney Co. (A)	7,462	791,718

		1,750,802

Equity Real Estate Investment Trusts - 2.2%
Boston Properties, Inc.	3,325	303,107
Essex Property Trust, Inc.	652	186,818
Extra Space Storage, Inc.	298	56,477
Host Hotels & Resorts, Inc.	34,844	620,572
Regency Centers Corp.	8,753	563,956
Simon Property Group, Inc.	6,387	693,884
Vornado Realty Trust	23,004	699,091
Weyerhaeuser Co.	21,664	786,836

		3,910,741

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	641	346,973
Kroger Co.	11,736	545,020
Walmart, Inc.	3,821	504,563

		1,396,556

Food Products - 1.4%
Archer-Daniels-Midland Co.	5,492	454,573
General Mills, Inc.	4,494	336,106
Hershey Co.	3,992	910,016
Tyson Foods, Inc., Class A	8,381	737,612

		2,438,307

Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	6,544	712,251
Becton Dickinson & Co.	1,736	424,122
Dexcom, Inc. (A)	312	25,609
Edwards Lifesciences Corp. (A)	7,559	759,982
Hologic, Inc. (A)	7,857	560,833
Intuitive Surgical, Inc. (A)	711	163,651
Medtronic PLC	11,207	1,036,872
Teleflex, Inc.	948	227,956
Zimmer Biomet Holdings, Inc.	5,783	638,385

		4,549,661

Health Care Providers & Services - 3.9%
CVS Health Corp.	11,468	1,097,258
DaVita, Inc. (A)	1,363	114,710
Elevance Health, Inc.	1,882	897,902
HCA Healthcare, Inc.	1,656	351,768
McKesson Corp.	1,335	456,009
Molina Healthcare, Inc. (A)	1,438	471,261
Quest Diagnostics, Inc.	2,754	376,114
UnitedHealth Group, Inc.	5,616	3,045,782

		6,810,804

Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (A)	393	760,726
Caesars Entertainment, Inc. (A)	1,668	76,211
Carnival Corp. (A) (C)	2,091	18,944
Darden Restaurants, Inc.	5,264	655,315
Domino’s Pizza, Inc.	174	68,227
Expedia Group, Inc. (A)	2,354	249,642
Marriott International, Inc., Class A	5,614	891,616

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International	9,782	$ 320,165
Starbucks Corp.	5,488	465,273

		3,506,119

Household Products - 2.0%
Church & Dwight Co., Inc.	2,078	182,802
Clorox Co.	755	107,089
Colgate-Palmolive Co.	5,684	447,558
Kimberly-Clark Corp.	4,221	556,286
Procter & Gamble Co.	16,329	2,268,261

		3,561,996

Industrial Conglomerates - 0.6%
3M Co.	7,732	1,107,531
Honeywell International, Inc.	95	18,284

		1,125,815

Insurance - 2.6%
Aflac, Inc.	4,941	283,119
American International Group, Inc.	11,369	588,573
Aon PLC, Class A	1,690	491,858
Chubb Ltd.	3,913	738,148
Cincinnati Financial Corp.	4,435	431,703
Everest Re Group Ltd.	2,323	607,116
Loews Corp.	3,556	207,137
Marsh & McLennan Cos., Inc.	2,311	378,912
MetLife, Inc.	6,486	410,240
Progressive Corp.	703	80,887
W.R. Berkley Corp.	5,408	338,162

		4,555,855

Interactive Media & Services - 5.6%
Alphabet, Inc., Class A (A)	29,942	3,482,853
Alphabet, Inc., Class C (A)	36,816	4,294,218
Meta Platforms, Inc., Class A (A)	12,346	1,964,249

		9,741,320

Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. (A)	35,986	4,856,311
eBay, Inc.	3,364	163,591

		5,019,902

IT Services - 4.3%
Accenture PLC, Class A	2,044	625,995
Automatic Data Processing, Inc.	2,319	559,157
Cognizant Technology Solutions Corp., Class A	3,522	239,355
EPAM Systems, Inc. (A)	380	132,715
FleetCor Technologies, Inc. (A)	94	20,689
Gartner, Inc. (A)	1,990	528,305
Mastercard, Inc., Class A	5,968	2,111,419
Paychex, Inc.	4,272	548,012
PayPal Holdings, Inc. (A)	5,691	492,442
VeriSign, Inc. (A)	211	39,913
Visa, Inc., Class A	10,736	2,277,213

		7,575,215

Leisure Products - 0.0% (B)
Hasbro, Inc.	767	60,378

Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	1,348	180,767
Bio-Techne Corp.	40	15,411
Charles River Laboratories International, Inc. (A)	236	59,128

Transamerica Funds	Page 2

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
IQVIA Holdings, Inc. (A)	1,637	$ 393,322
Mettler-Toledo International, Inc. (A)	495	668,116
PerkinElmer, Inc.	511	78,270
Thermo Fisher Scientific, Inc.	3,257	1,949,021
Waters Corp. (A)	1,425	518,743
West Pharmaceutical Services, Inc.	247	84,859

		3,947,637

Machinery - 1.8%
Caterpillar, Inc.	1,725	341,981
Illinois Tool Works, Inc.	3,180	660,677
Nordson Corp.	2,558	590,872
Parker-Hannifin Corp.	4,442	1,284,138
Snap-on, Inc.	1,060	237,493

		3,115,161

Media - 1.4%
Charter Communications, Inc., Class A (A)	1,700	734,570
Comcast Corp., Class A	14,612	548,242
DISH Network Corp., Class A (A)	1,544	26,819
Fox Corp., Class A	14,305	473,638
Interpublic Group of Cos., Inc.	11,441	341,743
News Corp., Class A	11,672	200,058
News Corp., Class B	610	10,541
Omnicom Group, Inc.	1,440	100,570

		2,436,181

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	7,639	241,010
Newmont Corp.	3,943	178,539
Nucor Corp.	2,967	402,919

		822,468

Multi-Utilities - 1.5%
Consolidated Edison, Inc.	5,111	507,369
DTE Energy Co.	5,085	662,576
NiSource, Inc.	7,396	224,838
Public Service Enterprise Group, Inc.	8,308	545,586
WEC Energy Group, Inc.	6,615	686,703

		2,627,072

Multiline Retail - 0.2%
Target Corp.	2,475	404,365

Oil, Gas & Consumable Fuels - 4.7%
Chevron Corp.	9,576	1,568,357
ConocoPhillips	4,884	475,848
Devon Energy Corp.	690	43,367
Diamondback Energy, Inc.	653	83,597
EOG Resources, Inc.	2,065	229,669
Exxon Mobil Corp.	24,694	2,393,590
Marathon Oil Corp.	6,900	171,120
Marathon Petroleum Corp.	5,982	548,310
Occidental Petroleum Corp.	4,433	291,470
ONEOK, Inc.	10,650	636,231
Phillips 66	5,703	507,567
Pioneer Natural Resources Co.	2,382	564,415
Valero Energy Corp.	2,525	279,694
Williams Cos., Inc.	12,901	439,795

		8,233,030

Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	13,519	997,432
Eli Lilly & Co.	2,294	756,309
Johnson & Johnson	11,594	2,023,385

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	5,959	$ 532,377
Pfizer, Inc.	28,031	1,415,846
Viatris, Inc.	12,063	116,890

		5,842,239

Professional Services - 0.2%
Robert Half International, Inc.	5,051	399,736

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A (A)	10,923	935,227

Road & Rail - 1.3%
CSX Corp.	31,934	1,032,426
Old Dominion Freight Line, Inc.	665	201,834
Union Pacific Corp.	4,678	1,063,310

		2,297,570

Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (A)	6,274	592,705
Applied Materials, Inc.	3,718	394,034
Broadcom, Inc.	3,844	2,058,385
Enphase Energy, Inc. (A)	142	40,354
KLA Corp.	1,145	439,153
Lam Research Corp.	402	201,205
Microchip Technology, Inc.	5,773	397,529
Micron Technology, Inc.	8,000	494,880
NVIDIA Corp.	11,683	2,121,983
NXP Semiconductors NV	4,221	776,158
ON Semiconductor Corp. (A)	298	19,900
QUALCOMM, Inc.	8,088	1,173,245
Texas Instruments, Inc.	6,355	1,136,846

		9,846,377

Software - 8.8%
Adobe, Inc. (A)	2,850	1,168,842
Autodesk, Inc. (A)	335	72,467
Cadence Design Systems, Inc. (A)	2,729	507,812
Fortinet, Inc. (A)	6,105	364,163
Microsoft Corp.	42,517	11,936,223
Oracle Corp.	1,419	110,455
Salesforce, Inc. (A)	1,204	221,560
ServiceNow, Inc. (A)	1,219	544,479
Synopsys, Inc. (A)	1,414	519,645

		15,445,646

Specialty Retail - 2.9%
AutoZone, Inc. (A)	324	692,514
Bath & Body Works, Inc.	1,327	47,162
Home Depot, Inc.	6,641	1,998,543
Lowe’s Cos., Inc.	4,176	799,829
O’Reilly Automotive, Inc. (A)	928	652,931
TJX Cos., Inc.	3,947	241,399
Ulta Beauty, Inc. (A)	1,499	582,976

		5,015,354

Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	79,611	12,937,584
NetApp, Inc.	7,826	558,228
Seagate Technology Holdings PLC	880	70,382
Western Digital Corp. (A)	2,619	128,593

		13,694,787

Transamerica Funds	Page 3

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp.	2,853	$ 281,391
Tapestry, Inc.	11,504	386,880

		668,271

Tobacco - 0.9%
Altria Group, Inc.	17,711	776,805
Philip Morris International, Inc.	8,896	864,246

		1,641,051

Trading Companies & Distributors - 1.0%
United Rentals, Inc. (A)	1,722	555,638
WW Grainger, Inc.	2,073	1,126,737

		1,682,375

Water Utilities - 0.1%
American Water Works Co., Inc.	626	97,305

Total Common Stocks (Cost $135,004,680)		171,603,391

EXCHANGE-TRADED FUND - 1.8%
U.S. Equity Fund - 1.8%
SPDR S&P 500 ETF Trust (C)	7,474	3,079,213

Total Exchange-Traded Fund (Cost $3,011,707)		3,079,213

OTHER INVESTMENT COMPANY - 1.8%
Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (D)	3,128,577	3,128,577

Total Other Investment Company (Cost $3,128,577)		3,128,577

Total Investments (Cost $141,144,964)		177,811,181
Net Other Assets (Liabilities) - (1.5)%		(2,596,872)

Net Assets - 100.0%		$ 175,214,309

Transamerica Funds	Page 4

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$171,603,391	$—	$—	$171,603,391
Exchange-Traded Fund	3,079,213	—	—	3,079,213
Other Investment Company	3,128,577	—	—	3,128,577

Total Investments	$177,811,181	$—	$—	$177,811,181

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,067,068, collateralized by cash collateral of $3,128,577. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at July 31, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 5

Transamerica Large Core

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Large Core (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 6